PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment 1	$ 8,110,000
Property, Plant And Equipment 2	11,530,000
Property, Plant And Equipment 3	10,850,000
Property, Plant And Equipment 4	29,980,000
Property, Plant And Equipment 5	$ 11,810,000